Other Financial Assets and Liabilities - Schedule of Fair Values and Locations of Derivative Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Other Current Financial Liabilities
Derivatives Designated As Hedging Instruments [Abstract]
Derivative liabilities		$ (54)
Other Non-current Financial Liabilities
Derivatives Designated As Hedging Instruments [Abstract]
Derivative liabilities		(8)
Other Current Financial Assets
Derivatives Designated As Hedging Instruments [Abstract]
Derivative financial assets		13
Other Non-current Financial Assets
Derivatives Designated As Hedging Instruments [Abstract]
Derivative financial assets		55
Foreign currency forwards | Other Current Financial Liabilities
Derivatives Not Designated As Hedging Instruments [Abstract]
Derivative financial liabilities held for trading	$ 0	(3)
Foreign currency forwards | Other Non-current Financial Liabilities
Derivatives Not Designated As Hedging Instruments [Abstract]
Derivative financial liabilities held for trading	0	0
Foreign currency forwards | Other Current Financial Assets
Derivatives Not Designated As Hedging Instruments [Abstract]
Derivative financial assets held for trading	1	0
Foreign currency forwards | Other Non-current Financial Assets
Derivatives Not Designated As Hedging Instruments [Abstract]
Derivative financial assets held for trading	0	0
Commodity swaps | Other Current Financial Liabilities
Derivatives Designated As Hedging Instruments [Abstract]
Derivative liabilities	(28)
Commodity swaps | Other Non-current Financial Liabilities
Derivatives Designated As Hedging Instruments [Abstract]
Derivative liabilities	(9)
Commodity swaps | Other Current Financial Assets
Derivatives Designated As Hedging Instruments [Abstract]
Derivative financial assets	53
Commodity swaps | Other Non-current Financial Assets
Derivatives Designated As Hedging Instruments [Abstract]
Derivative financial assets	108
Foreign currency forwards | Other Current Financial Liabilities
Derivatives Designated As Hedging Instruments [Abstract]
Derivative liabilities	(9)	(44)
Foreign currency forwards | Other Non-current Financial Liabilities
Derivatives Designated As Hedging Instruments [Abstract]
Derivative liabilities	0	(5)
Foreign currency forwards | Other Current Financial Assets
Derivatives Designated As Hedging Instruments [Abstract]
Derivative financial assets	50	4
Foreign currency forwards | Other Non-current Financial Assets
Derivatives Designated As Hedging Instruments [Abstract]
Derivative financial assets	0	0
Interest rate swaps | Other Current Financial Liabilities
Derivatives Designated As Hedging Instruments [Abstract]
Derivative liabilities	0	0
Interest rate swaps | Other Non-current Financial Liabilities
Derivatives Designated As Hedging Instruments [Abstract]
Derivative liabilities	0	0
Interest rate swaps | Other Current Financial Assets
Derivatives Designated As Hedging Instruments [Abstract]
Derivative financial assets	0	0
Interest rate swaps | Other Non-current Financial Assets
Derivatives Designated As Hedging Instruments [Abstract]
Derivative financial assets	0	2
Cross currency swaps and cross currency interest rate swaps | Other Current Financial Liabilities
Derivatives Designated As Hedging Instruments [Abstract]
Derivative liabilities	0	0
Cross currency swaps and cross currency interest rate swaps | Other Non-current Financial Liabilities
Derivatives Designated As Hedging Instruments [Abstract]
Derivative liabilities	0	(1)
Cross currency swaps and cross currency interest rate swaps | Other Current Financial Assets
Derivatives Designated As Hedging Instruments [Abstract]
Derivative financial assets	1	0
Cross currency swaps and cross currency interest rate swaps | Other Non-current Financial Assets
Derivatives Designated As Hedging Instruments [Abstract]
Derivative financial assets	108	49
Commodity swaps | Other Current Financial Liabilities
Derivatives Designated As Hedging Instruments [Abstract]
Derivative liabilities	(19)	(7)
Commodity swaps | Other Non-current Financial Liabilities
Derivatives Designated As Hedging Instruments [Abstract]
Derivative liabilities	(9)	(2)
Commodity swaps | Other Current Financial Assets
Derivatives Designated As Hedging Instruments [Abstract]
Derivative financial assets	1	9
Commodity swaps | Other Non-current Financial Assets
Derivatives Designated As Hedging Instruments [Abstract]
Derivative financial assets	$ 0	$ 4